Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	$ 171,090	$ 162,843
Items in the course of collection from other banks	8,673	5,787
Hong Kong Government certificates of indebtedness	36,492	35,859
Trading assets	271,424	238,130
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	41,043	41,111
Derivatives	233,621	207,825
Loans and advances to banks	82,397	72,167
Loans and advances to customers	1,021,632	981,696
Reverse repurchase agreements – non-trading	233,079	242,804
Financial investments	428,101	407,433
Prepayments, accrued income and other assets	168,880	110,571
Current tax assets	804	684
Interests in associates and joint ventures	23,892	22,407
Goodwill and intangible assets	25,733	24,357
Deferred tax assets	4,412	4,450
Total assets	2,751,273	2,558,124
Liabilities
Hong Kong currency notes in circulation	36,492	35,859
Deposits by banks	71,051	56,331
Customer accounts	1,380,124	1,362,643
Repurchase agreements – non-trading	184,497	165,884
Items in the course of transmission to other banks	9,178	5,641
Trading liabilities	94,149	84,431
Financial liabilities designated at fair value	165,104	148,505
Derivatives	229,903	205,835
Debt securities in issue	103,663	85,342
Accruals, deferred income and other liabilities	152,052	97,380
Current tax liabilities	1,653	718
Liabilities under insurance contracts	93,794	87,330
Provisions	3,025	2,920
Deferred tax liabilities	2,820	2,619
Subordinated liabilities	22,894	22,437
Total liabilities	2,550,399	2,363,875
Equity
Called up share capital	10,281	10,180
Share premium account	13,998	13,609
Other equity instruments	22,367	22,367
Other reserves	3,437	1,906
Retained earnings	142,593	138,191
Total shareholders’ equity	192,676	186,253
Non-controlling interests	8,198	7,996
Total equity	200,874	194,249
Total liabilities and equity	$ 2,751,273	$ 2,558,124